RECLASSIFICATIONS	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
RECLASSIFICATIONS
RECLASSIFICATIONS	14. RECLASSIFICATIONS Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.	16. RECLASSIFICATIONS Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.